Share-based Payment -Summary Of Restricted Share (Detail) - Restricted Shares [member]	12 Months Ended
	Mar. 31, 2019 JPY (¥)	Mar. 31, 2018 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period	387,765
Allotted	326,330	387,765
Released	(11,892)	0
Forfeited	0	0
Outstanding at end of period	702,203	387,765
Fair value at measurement date	¥ 4,287	¥ 4,372